Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
April 30, 2022
ASE-NPRT1-0622
1.884782.110
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	127,650	2,407,479
Entertainment - 1.2%
Activision Blizzard, Inc.	123,011	9,299,632
Cinemark Holdings, Inc. (a)(b)	199,500	3,164,070
Lions Gate Entertainment Corp. Class B (a)	131,700	1,655,469
Netflix, Inc. (a)	26,910	5,122,588
Spotify Technology SA (a)	25,170	2,558,531
Take-Two Interactive Software, Inc. (a)	15,300	1,828,503
The Walt Disney Co. (a)	102,987	11,496,439
Warner Bros Discovery, Inc. (a)	30,493	553,448
World Wrestling Entertainment, Inc. Class A (b)	42,500	2,481,575
		38,160,255
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A (a)	27,020	61,664,774
Class C (a)	24,566	56,485,341
Angi, Inc. (a)(b)	214,100	944,181
Cars.com, Inc. (a)	58,200	647,184
IAC (a)	6,780	561,926
Meta Platforms, Inc. Class A (a)	244,640	49,042,981
NerdWallet, Inc. (b)	237,400	2,350,260
Snap, Inc. Class A (a)	208,120	5,923,095
Zoominfo Technologies, Inc. (a)	10,430	494,382
		178,114,124
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	174,330	1,617,782
Comcast Corp. Class A	197,238	7,842,183
DISH Network Corp. Class A (a)	18,500	527,435
Liberty Broadband Corp.:
Class A (a)	34,300	3,692,738
Class C (a)	27,600	3,086,232
News Corp. Class A	125,200	2,486,472
		19,252,842
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	170,152	20,952,517
TOTAL COMMUNICATION SERVICES		258,887,217
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 1.9%
Tesla, Inc. (a)	70,200	61,127,352
Distributors - 0.1%
Pool Corp.	8,400	3,403,848
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	16,460	596,675
Booking Holdings, Inc. (a)	9,690	21,417,904
Caesars Entertainment, Inc. (a)	89,200	5,912,176
Chipotle Mexican Grill, Inc. (a)	5,700	8,296,977
Domino's Pizza, Inc.	5,500	1,859,000
Dutch Bros, Inc. (b)	36,500	1,743,605
Marriott International, Inc. Class A	60,300	10,704,456
Planet Fitness, Inc. (a)	36,500	2,921,095
Sweetgreen, Inc. Class A (b)	19,729	532,683
		53,984,571
Household Durables - 0.0%
D.R. Horton, Inc.	17,400	1,210,866
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	42,311	105,169,491
Multiline Retail - 0.9%
Dollar General Corp.	37,757	8,968,420
Dollar Tree, Inc. (a)	13,600	2,209,320
Ollie's Bargain Outlet Holdings, Inc. (a)	24,800	1,191,640
Target Corp.	70,382	16,092,844
		28,462,224
Specialty Retail - 1.9%
Burlington Stores, Inc. (a)	24,760	5,040,146
RH (a)	5,600	1,882,272
Signet Jewelers Ltd. (b)	24,200	1,698,840
The Home Depot, Inc.	119,579	35,921,532
TJX Companies, Inc.	206,196	12,635,691
Ulta Beauty, Inc. (a)	10,600	4,206,080
Warby Parker, Inc. (a)	25,200	586,908
		61,971,469
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	21,900	1,044,630
NIKE, Inc. Class B	182,600	22,770,220
Ralph Lauren Corp.	69,300	7,230,762
Tapestry, Inc.	196,300	6,462,196
		37,507,808
TOTAL CONSUMER DISCRETIONARY		352,837,629
CONSUMER STAPLES - 6.2%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	5,542	2,078,250
Celsius Holdings, Inc. (a)	3,700	192,400
Constellation Brands, Inc. Class A (sub. vtg.)	49,022	12,063,824
Duckhorn Portfolio, Inc. (a)	26,252	509,814
Keurig Dr. Pepper, Inc.	95,858	3,585,089
Monster Beverage Corp. (a)	89,359	7,656,279
PepsiCo, Inc.	126,143	21,660,015
The Coca-Cola Co.	373,047	24,102,567
		71,848,238
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	103,891	3,249,710
BJ's Wholesale Club Holdings, Inc. (a)	24,620	1,584,297
Costco Wholesale Corp.	36,606	19,464,142
Grocery Outlet Holding Corp. (a)	28,628	963,905
U.S. Foods Holding Corp. (a)	45,038	1,694,330
Walmart, Inc.	145,852	22,313,897
		49,270,281
Food Products - 0.8%
Bunge Ltd.	22,395	2,533,322
Darling Ingredients, Inc. (a)	26,517	1,946,083
Freshpet, Inc. (a)(b)	11,606	1,083,420
Lamb Weston Holdings, Inc.	9,400	621,340
McCormick & Co., Inc. (non-vtg.)	43,129	4,337,484
Mondelez International, Inc.	168,841	10,886,868
Sovos Brands, Inc.	43,153	651,610
The Hershey Co.	22,700	5,124,979
TreeHouse Foods, Inc. (a)	12,900	406,350
		27,591,456
Household Products - 1.3%
Procter & Gamble Co.	239,461	38,445,464
The Clorox Co.	16,863	2,419,335
		40,864,799
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,171	5,590,414
The Honest Co., Inc.	20,300	80,388
		5,670,802
Tobacco - 0.2%
Altria Group, Inc.	111,380	6,189,387
TOTAL CONSUMER STAPLES		201,434,963
ENERGY - 4.1%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	18,200	564,564
Halliburton Co.	361,400	12,873,068
Schlumberger Ltd.	58,500	2,282,085
		15,719,717
Oil, Gas & Consumable Fuels - 3.6%
ConocoPhillips Co.	42,100	4,021,392
Exxon Mobil Corp.	681,024	58,057,296
Hess Corp.	244,700	25,221,229
Marathon Oil Corp.	205,900	5,131,028
Murphy Oil Corp.	162,064	6,171,397
Phillips 66 Co.	59,500	5,162,220
Targa Resources Corp.	39,700	2,914,377
Valero Energy Corp.	92,300	10,289,604
		116,968,543
TOTAL ENERGY		132,688,260
FINANCIALS - 11.0%
Banks - 4.6%
Bank of America Corp.	997,602	35,594,439
BankUnited, Inc.	19,700	739,538
Citizens Financial Group, Inc.	105,903	4,172,578
Comerica, Inc.	42,828	3,507,613
JPMorgan Chase & Co.	132,492	15,814,245
M&T Bank Corp.	41,203	6,866,068
PNC Financial Services Group, Inc.	59,803	9,933,278
Signature Bank	16,979	4,113,163
SVB Financial Group (a)	6,857	3,343,747
U.S. Bancorp	396,000	19,229,760
Wells Fargo & Co.	1,039,128	45,337,155
		148,651,584
Capital Markets - 2.0%
Bank of New York Mellon Corp.	422,783	17,782,253
BlackRock, Inc. Class A	17,078	10,668,285
Cboe Global Markets, Inc.	30,859	3,486,450
Intercontinental Exchange, Inc.	191,143	22,136,271
State Street Corp.	101,249	6,780,646
StepStone Group, Inc. Class A	45,642	1,169,348
Virtu Financial, Inc. Class A	125,416	3,622,014
		65,645,267
Consumer Finance - 0.5%
American Express Co.	59,064	10,319,071
Capital One Financial Corp.	40,243	5,015,083
		15,334,154
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class B (a)	22,600	7,295,958
Insurance - 3.6%
American International Group, Inc.	96,716	5,658,853
Arch Capital Group Ltd. (a)	125,684	5,739,988
Arthur J. Gallagher & Co.	66,211	11,155,891
Chubb Ltd.	17,500	3,612,875
Globe Life, Inc.	64,800	6,355,584
Hartford Financial Services Group, Inc.	244,300	17,083,899
Marsh & McLennan Companies, Inc.	114,625	18,534,863
Reinsurance Group of America, Inc.	27,800	2,983,496
The Travelers Companies, Inc.	246,735	42,206,489
Willis Towers Watson PLC	16,900	3,631,134
		116,963,072
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	278,725	3,640,149
TOTAL FINANCIALS		357,530,184
HEALTH CARE - 13.3%
Biotechnology - 1.4%
Amgen, Inc.	46,103	10,750,759
Horizon Therapeutics PLC (a)	173,100	17,060,736
Regeneron Pharmaceuticals, Inc. (a)	26,500	17,466,415
		45,277,910
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	241,600	27,421,600
Boston Scientific Corp. (a)	487,310	20,520,624
DexCom, Inc. (a)	8,200	3,350,356
Edwards Lifesciences Corp. (a)	45,200	4,781,256
Envista Holdings Corp. (a)	213,000	8,439,060
Intuitive Surgical, Inc. (a)	66,100	15,817,730
ResMed, Inc.	57,200	11,438,284
Stryker Corp.	71,300	17,201,838
		108,970,748
Health Care Providers & Services - 3.9%
agilon health, Inc. (a)	203,800	3,621,526
AmerisourceBergen Corp.	119,500	18,079,155
HCA Holdings, Inc.	62,600	13,430,830
Humana, Inc.	21,600	9,602,496
Option Care Health, Inc. (a)	296,200	8,850,456
Surgery Partners, Inc. (a)	260,562	13,330,352
UnitedHealth Group, Inc.	120,800	61,432,840
		128,347,655
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	36,200	6,586,590
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	58,100	32,124,652
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	507,400	38,191,998
Eli Lilly & Co.	129,666	37,879,329
Royalty Pharma PLC	380,900	16,218,722
Zoetis, Inc. Class A	104,400	18,504,900
		110,794,949
TOTAL HEALTH CARE		432,102,504
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.7%
General Dynamics Corp.	39,300	9,295,629
Lockheed Martin Corp.	34,100	14,735,292
Northrop Grumman Corp.	34,900	15,335,060
Raytheon Technologies Corp.	222,748	21,141,013
The Boeing Co. (a)	186,175	27,710,287
		88,217,281
Air Freight & Logistics - 0.8%
FedEx Corp.	116,999	23,252,381
United Parcel Service, Inc. Class B	15,300	2,753,694
		26,006,075
Construction & Engineering - 0.4%
AECOM	182,600	12,884,256
Electrical Equipment - 0.6%
Fluence Energy, Inc. (b)	34,700	318,199
Sensata Technologies, Inc. PLC	439,139	19,941,302
		20,259,501
Industrial Conglomerates - 0.8%
3M Co.	48,000	6,922,560
General Electric Co.	193,389	14,417,150
Honeywell International, Inc.	17,500	3,386,425
		24,726,135
Machinery - 1.6%
Allison Transmission Holdings, Inc.	519,900	19,465,056
Caterpillar, Inc.	112,400	23,664,696
Flowserve Corp.	94,212	3,081,675
Fortive Corp.	69,800	4,013,500
PACCAR, Inc.	3,400	282,370
		50,507,297
Professional Services - 0.6%
Nielsen Holdings PLC	743,484	19,932,806
Road & Rail - 1.1%
CSX Corp.	83,400	2,863,956
Norfolk Southern Corp.	89,918	23,188,054
Uber Technologies, Inc. (a)	159,560	5,022,949
Union Pacific Corp.	20,600	4,826,374
		35,901,333
TOTAL INDUSTRIALS		278,434,684
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.0%
Lumentum Holdings, Inc. (a)	12,500	1,015,125
Electronic Equipment & Components - 1.1%
Corning, Inc.	900	31,671
Flex Ltd. (a)	481,500	7,939,935
Jabil, Inc.	475,917	27,474,688
		35,446,294
IT Services - 4.7%
Accenture PLC Class A	106,900	32,108,484
Block, Inc. Class A (a)	129,900	12,930,246
Cognizant Technology Solutions Corp. Class A	302,100	24,439,890
ExlService Holdings, Inc. (a)	55,700	7,583,555
Fidelity National Information Services, Inc.	103,400	10,252,110
FleetCor Technologies, Inc. (a)	3,100	773,512
Genpact Ltd.	800	32,216
Globant SA (a)	43,700	9,438,763
MasterCard, Inc. Class A	47,500	17,260,550
MongoDB, Inc. Class A (a)	42,100	14,942,553
Snowflake, Inc. (a)	23,600	4,045,984
Twilio, Inc. Class A (a)	108,800	12,166,016
Visa, Inc. Class A	27,400	5,839,762
		151,813,641
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	45,726	3,910,488
Applied Materials, Inc.	53,200	5,870,620
Enphase Energy, Inc. (a)	22,400	3,615,360
First Solar, Inc. (a)	34,500	2,519,535
Lam Research Corp.	5,030	2,342,773
Marvell Technology, Inc.	318,800	18,515,904
Microchip Technology, Inc.	303,230	19,770,596
Micron Technology, Inc.	103,160	7,034,480
NVIDIA Corp.	227,520	42,198,134
NXP Semiconductors NV	59,000	10,083,100
onsemi (a)	412,368	21,488,496
Teradyne, Inc.	8,800	928,048
Universal Display Corp.	5,600	715,288
		138,992,822
Software - 9.9%
Adobe, Inc. (a)	36,600	14,491,770
Bill.Com Holdings, Inc. (a)(b)	11,100	1,894,881
Confluent, Inc. (b)	151,300	4,726,612
Crowdstrike Holdings, Inc. (a)	14,000	2,782,640
Datadog, Inc. Class A (a)	84,700	10,230,066
Elastic NV (a)	27,800	2,116,692
HubSpot, Inc. (a)	8,700	3,301,041
Intuit, Inc.	87,300	36,556,875
Microsoft Corp.	733,600	203,588,669
NortonLifeLock, Inc.	31,600	791,264
Palo Alto Networks, Inc. (a)	15,300	8,587,584
Salesforce.com, Inc. (a)	124,242	21,859,137
Splunk, Inc. (a)	51,200	6,247,424
SS&C Technologies Holdings, Inc.	13,200	853,512
VMware, Inc. Class A	15,600	1,685,424
Workday, Inc. Class A (a)	100	20,670
Zoom Video Communications, Inc. Class A (a)	17,500	1,742,475
		321,476,736
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	1,217,536	191,944,550
Dell Technologies, Inc.	113,500	5,335,635
HP, Inc.	1,000	36,630
Pure Storage, Inc. Class A (a)	95,800	2,806,940
		200,123,755
TOTAL INFORMATION TECHNOLOGY		848,868,373
MATERIALS - 2.4%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	18,877	4,418,539
Albemarle Corp. U.S.	17,100	3,297,393
CF Industries Holdings, Inc.	89,900	8,705,017
DuPont de Nemours, Inc.	43,385	2,860,373
Ecolab, Inc.	16,582	2,807,996
International Flavors & Fragrances, Inc.	20,612	2,500,236
Linde PLC	17,186	5,361,345
Olin Corp.	91,100	5,229,140
Sherwin-Williams Co.	10,055	2,764,723
		37,944,762
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10,939	3,874,813
Vulcan Materials Co.	19,100	3,290,739
		7,165,552
Containers & Packaging - 0.1%
Crown Holdings, Inc.	46,800	5,149,872
Metals & Mining - 0.9%
Alcoa Corp.	60,200	4,081,560
Freeport-McMoRan, Inc.	444,834	18,038,019
Newmont Corp.	54,600	3,977,610
Reliance Steel & Aluminum Co.	13,469	2,670,229
		28,767,418
TOTAL MATERIALS		79,027,604
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	49,600	11,954,592
Corporate Office Properties Trust (SBI)	102,000	2,722,380
Crown Castle International Corp.	117,900	21,836,259
CubeSmart	94,200	4,475,442
Douglas Emmett, Inc.	36,700	1,081,182
Equity Lifestyle Properties, Inc.	119,300	9,219,504
Essex Property Trust, Inc.	17,200	5,663,444
Host Hotels & Resorts, Inc.	115,100	2,342,285
Invitation Homes, Inc.	280,500	11,169,510
Life Storage, Inc.	31,700	4,199,933
Mid-America Apartment Communities, Inc.	32,900	6,470,772
Prologis (REIT), Inc.	85,200	13,656,708
Simon Property Group, Inc.	9,700	1,144,600
Ventas, Inc.	77,900	4,327,345
Welltower, Inc.	227,300	20,641,113
		120,905,069
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	135,600	2,427,240
Jones Lang LaSalle, Inc. (a)	8,100	1,771,713
		4,198,953
TOTAL REAL ESTATE		125,104,022
UTILITIES - 2.7%
Electric Utilities - 1.8%
Constellation Energy Corp.	69,997	4,144,522
Edison International	62,600	4,306,254
Entergy Corp.	11,600	1,378,660
Evergy, Inc.	19,600	1,329,860
Exelon Corp.	203,693	9,528,759
FirstEnergy Corp.	148,100	6,414,211
NextEra Energy, Inc.	176,214	12,514,718
PG&E Corp. (a)	645,493	8,165,486
Southern Co.	145,100	10,648,889
		58,431,359
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	200,000	4,084,000
Vistra Corp.	127,400	3,187,548
		7,271,548
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	103,790	3,177,012
Dominion Energy, Inc.	76,341	6,232,479
NiSource, Inc.	120,700	3,514,784
Public Service Enterprise Group, Inc.	46,900	3,267,054
Sempra Energy	42,244	6,816,492
		23,007,821
TOTAL UTILITIES		88,710,728
TOTAL COMMON STOCKS (Cost $2,053,070,314)		3,155,626,168

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)	107,300	325,119
GaN Systems, Inc.:
Series F1(c)(d)	11,470	76,964
Series F2(c)(d)	6,057	40,642
		442,725
Software - 0.1%
Skyryse, Inc. Series B (c)(d)	37,900	935,371

TOTAL INFORMATION TECHNOLOGY		1,378,096

Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (d)	23,302	1,328,214

TOTAL PREFERRED STOCKS (Cost $2,703,029)		2,706,310

U.S. Treasury Obligations - 0.3%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.22% to 0.5% 5/5/22 to 6/30/22 (f) (Cost $9,013,108)	9,020,000	9,010,583

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(g) (Cost $268,858)	268,858	268,858

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (h)	79,756,443	79,772,394
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)	14,959,954	14,961,450
TOTAL MONEY MARKET FUNDS (Cost $94,732,723)		94,733,844

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,159,788,032)	3,262,345,763
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(13,947,143)
NET ASSETS - 100.0%	3,248,398,620

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	121	Jun 2022	24,971,375	(2,434,249)	(2,434,249)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,646,954 or 0.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,432,106.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Astera Labs, Inc. Series C	8/24/21	360,721
GaN Systems, Inc. Series F1	11/30/21	97,266
GaN Systems, Inc. Series F2	11/30/21	51,363
GaN Systems, Inc. 0%	11/30/21	268,858
Skyryse, Inc. Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	78,729,843	312,113,139	311,070,588	31,143	-	-	79,772,394	0.2%
Fidelity Securities Lending Cash Central Fund 0.32%	10,066,650	83,345,784	78,450,984	147,567	-	-	14,961,450	0.0%
Total	88,796,493	395,458,923	389,521,572	178,710	-	-	94,733,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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